Fair Value Composition of Investment Portfolio by Major Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value Measurements [Line Items]
Portfolio	$ 18,054.7	[1],[2]	$ 16,475.5	[1],[2]
Debt	2,073.7		2,394.4
Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	13,540.4		11,774.1
Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	313.9		374.7
Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	102.8		129.7
Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	65.6		66.7
Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	145.5		178.3
Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	8,860.4		7,973.9
Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	3,662.2		2,896.5
Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	2,256.0		1,964.4
Fixed maturities | Debt Securities | Foreign government obligations
Fair Value Measurements [Line Items]
Portfolio	15.6		0
Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	2,926.6		3,113.0
Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	4,366.1		3,425.5
Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	1,127.9		428.2
Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	2,160.5		2,048.7
Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	1,077.7		948.6
Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	711.2		812.4
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	694.4		786.0
Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	16.8		26.4
Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	2,530.5		1,899.0
Equity securities | Common equities | Common Stocks
Fair Value Measurements [Line Items]
Portfolio	2,530.0		1,887.0
Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	0.5		12.0
Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	16,782.1		14,485.5
Short-term investments
Fair Value Measurements [Line Items]
Portfolio	1,272.6		1,990.0
Fair Value, Inputs, Level 1
Fair Value Measurements [Line Items]
Portfolio	7,436.4		6,723.0
Debt	0		0
Fair Value, Inputs, Level 1 | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	3,677.8		2,896.5
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	3,677.8		2,896.5
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	3,662.2		2,896.5
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | Foreign government obligations
Fair Value Measurements [Line Items]
Portfolio	15.6		0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	240.8		259.6
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	240.8		259.6
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	2,530.0		1,887.0
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Common Stocks
Fair Value Measurements [Line Items]
Portfolio	2,530.0		1,887.0
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	6,448.6		5,043.1
Fair Value, Inputs, Level 1 | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	987.8		1,679.9
Fair Value, Inputs, Level 2
Fair Value Measurements [Line Items]
Portfolio	10,549.6		9,637.8
Debt	2,073.7		2,394.4
Fair Value, Inputs, Level 2 | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	9,833.4		8,806.8
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	313.9		374.7
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	102.8		129.7
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	65.6		66.7
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	145.5		178.3
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	5,182.6		5,077.4
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	2,256.0		1,964.4
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | Foreign government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	2,926.6		3,113.0
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	4,336.9		3,354.7
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	1,127.7		382.7
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	2,131.5		2,023.4
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	1,077.7		948.6
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	431.4		520.9
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	414.6		494.5
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	16.8		26.4
Fair Value, Inputs, Level 2 | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Common Stocks
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	10,264.8		9,327.7
Fair Value, Inputs, Level 2 | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	284.8		310.1
Fair Value, Inputs, Level 3
Fair Value Measurements [Line Items]
Portfolio	68.7		114.7
Debt	0		0
Fair Value, Inputs, Level 3 | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	29.2		70.8
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | Foreign government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	29.2		70.8
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	0.2		45.5
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	29.0		25.3
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	39.0		31.9
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	39.0		31.9
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	0.5		12.0
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Common Stocks
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	0.5		12.0
Fair Value, Inputs, Level 3 | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	68.7		114.7
Fair Value, Inputs, Level 3 | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	0		0
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value Measurements [Line Items]
Portfolio	16,584.7		15,138.2
Debt	1,860.9		2,063.1
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	13,415.3		11,373.9
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	299.5		356.9
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	84.2		110.7
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	64.9		64.9
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	150.4		181.3
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	8,778.3		7,703.7
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	3,630.4		2,806.4
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	2,247.3		1,914.4
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | Foreign government obligations
Fair Value Measurements [Line Items]
Portfolio	15.6		0
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	2,885.0		2,982.9
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	4,337.5		3,313.3
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	1,110.1		413.4
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	2,154.4		1,963.9
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	1,073.0		936.0
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	445.7		404.0
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	431.5		383.3
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	14.2		20.7
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	1,451.1		1,370.3
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Common Stocks
Fair Value Measurements [Line Items]
Portfolio	1,450.6		1,367.2
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	0.5		3.1
Carrying (Reported) Amount, Fair Value Disclosure | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	15,312.1		13,148.2
Carrying (Reported) Amount, Fair Value Disclosure | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	$ 1,272.6		$ 1,990.0

[1]	The total fair value of the portfolio included $1.8 billion and $1.4 billion at December 31, 2013 and 2012, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	Reflected in our total portfolio are unsettled security transactions and collateral on open derivative positions, which collectively reflect a liability of $61.3 million at December 31, 2013, compared to an asset of $90.9 million at December 31, 2012.